Notes Payable (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended
	Jun. 17, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 17, 2014	Mar. 18, 2014
Debt Instrument, Face Amount		$ 182,000		$ 182,000
Debt Instrument, Frequency of Periodic Payment		thirty-six monthly installments
Debt Instrument, Periodic Payment		5,320		5,320
Notes Payable, Fair Value Disclosure		11,000		42,000	103,000
Debt Instrument, Interest Rate, Effective Percentage		3.40%	3.40%	3.40%	3.40%
Debt Instrument, Collateral Amount		275,000		305,000	345,000
Proceeds from Related Party Debt		795,000	11,816,183	12,566,183	6,635,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	2,732,629
Due to Related Parties, Current		1,045,000		0
Related Party Transaction, Rate				8.00%
Repayments of Related Party Debt		0	10,460,657	10,460,452	0
Interest Paid		13,000	1,201,000	1,209,000	20,000
Principal And Interest Payable							27,023,171
Notes Payable - Related Party [Member]
Debt Conversion, Original Debt, Amount	27,326,287
Notes Payable [Member]
Proceeds from Related Party Debt		795,000	11,816,000	10,461,000	6,635,000
Interest Expense, Related Party		1,008,000	1,484,000	1,937,000	1,560,000
Repayments of Related Party Debt			9,279,000	9,279,000
Interest Paid			1,182,000	1,182,000
Additional Amount Due [Member] | Notes Payable [Member]
Due to Related Parties, Current	45,000					45,000
Related Party [Member]
Due to Related Parties, Current	1,000,000					1,000,000
Related Party Transaction, Rate						8.00%
Debt Instrument, Interest Rate Terms						compounded quarterly
Interest Paid			1,182,000	1,182,000
Payable To Entities Controlled By Majority [Member] | Notes Payable [Member]
Proceeds from Related Party Debt			$ 1,356,000	$ 2,106,000